Income taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (loss) for the year
Canadian	$ (1,519)	$ (1,654)	$ (1,217)
Foreign	480	732	2,602
(Loss) Income for the year	(1,039)	(922)	1,385
Canadian federal and provincial income taxes at 27% (2022 - 27%; 2021 - 27%)	281	249	(374)
Permanent differences and other items	(342)	197	249
Fair value adjustments	(1,601)	(318)	125
Foreign tax rate in foreign jurisdictions	159	94	390
Change in unrecognized deferred tax assets	1,247	(247)	(410)
(Expense) recovery	$ (256)	$ (25)	$ (20)